CNV General Ruling N 629/14 Storage of documentation (Tables)	12 Months Ended
Jun. 30, 2018
Cnv General Ruling N 62914 Storage Of Documentation
Schedule of entrusted the storage of certain non-sensitive and old information

In this sense, it should be noted that the Group has entrusted the storage of certain non-sensitive and old information to the following providers:

Documentation storage provider	Home location
Iron Mountain Argentina S.A.	Av. Amancio Alcorta 2482, C.A.B.A.
Iron Mountain Argentina S.A.	Pedro de Mendoza 2143, C.A.B.A.
Iron Mountain Argentina S.A.	Saraza 6135, C.A.B.A.
Iron Mountain Argentina S.A.	Azara 1245, C.A.B.A. (i)
Iron Mountain Argentina S.A.	Polígono Industrial Spegazzini, Au Ezeiza-Cañuelas KM 45
Iron Mountain Argentina S.A.	Cañada de Gómez 3825, C.A.B.A.

(i)       On February 5, 2014, there was a widely known fire in Iron Mountain’s warehouse. To the original date of these financial statements, the Group had not been notified whether the documentation in storage has been affected by the fire or as to its condition after the accident. Nevertheless, based on the internal review carried out by the Group, duly reported to the CNV on February 12, 2014, the information kept at the warehouse that were on fire do not appear to be sensitive or capable of affecting normal business operations.